Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.43%
Brazil–12.93%
Ambev S.A., ADR	12,511,790	$52,049,046
Arcos Dorados Holdings, Inc., Class A(a)	6,609,785	50,697,051
B3 S.A. - Brasil, Bolsa, Balcao	3,611,120	40,642,597
Banco Bradesco S.A., ADR	6,012,196	45,873,056
Cogna Educacao	3,246,089	8,807,630
Fleury S.A.	6,724,500	48,675,921
Multiplan Empreendimentos Imobiliarios S.A.	2,534,429	20,523,513
Raia Drogasil S.A.	320,000	9,281,838
TOTVS S.A.	633,400	11,040,795
		287,591,447
China–22.83%
Alibaba Group Holding Ltd., ADR(b)	349,151	72,131,105
Angel Yeast Co. Ltd., A Shares	6,108,023	24,339,057
China Mengniu Dairy Co. Ltd.(b)	14,528,000	53,067,189
Henan Shuanghui Investment & Development Co. Ltd., A Shares	8,413,183	35,066,505
Industrial & Commercial Bank of China Ltd., H Shares	22,488,000	14,964,929
JD.com, Inc., ADR(b)	856,077	32,265,542
Kweichow Moutai Co. Ltd., A Shares	92,556	13,768,324
Meituan Dianping, B Shares(b)	2,332,600	29,560,574
New Oriental Education & Technology Group, Inc., ADR(b)	193,692	23,543,263
Sunny Optical Technology Group Co. Ltd.	3,063,600	49,332,305
Tencent Holdings Ltd.	555,700	26,386,350
Weibo Corp., ADR(b)	309,941	13,209,685
Wuliangye Yibin Co. Ltd., A Shares	3,134,947	55,335,532
Yum China Holdings, Inc.	1,501,403	64,665,427
		507,635,787
Egypt–1.68%
Eastern Co. S.A.E.	19,356,490	18,385,282
Egyptian Financial Group-Hermes Holding Co.	18,652,502	19,030,274
		37,415,556
France–1.48%
Bollore S.A.	8,068,041	32,836,783
Hungary–1.77%
Gedeon Richter PLC	1,830,421	39,270,594
Indonesia–8.75%
PT Bank Central Asia Tbk	27,924,600	65,622,681
PT Bank Mandiri (Persero) Tbk	123,459,800	67,584,644
PT Telekomunikasi Indonesia (Persero) Tbk	221,321,600	61,295,759
		194,503,084
Israel–0.59%
Israel Chemicals Ltd.	3,112,588	13,093,645
Macau–1.99%
Galaxy Entertainment Group Ltd.	6,779,000	44,238,024
Shares		Value
Malaysia–1.05%
Public Bank Bhd.	5,144,000	$23,270,560
Mexico–10.89%
Bolsa Mexicana de Valores S.A.B. de C.V.	20,598,400	47,442,109
Fomento Economico Mexicano S.A.B. de C.V., ADR	226,401	20,414,578
GMexico Transportes S.A.B. de C.V.	27,888,930	40,839,708
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,871,798	37,093,783
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3,591,238	44,386,109
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	18,817,001	38,808,104
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,537,800	13,172,360
		242,156,751
Nigeria–1.30%
Zenith Bank PLC	504,865,834	28,958,343
Peru–1.63%
Credicorp Ltd.	175,530	36,260,987
Philippines–1.41%
SM Investments Corp.	726,700	13,831,194
SM Prime Holdings, Inc.	22,837,600	17,444,790
		31,275,984
Russia–12.31%
Detsky Mir PJSC	8,266,850	14,866,714
Gazprom PJSC, ADR	4,284,513	30,019,886
Mobile TeleSystems PJSC, ADR	2,786,494	28,394,374
Sberbank of Russia PJSC	9,159,044	36,078,207
Sberbank of Russia PJSC, Preference Shares	25,070,793	88,954,082
Yandex N.V., Class A(b)	1,683,426	75,434,319
		273,747,582
South Africa–0.75%
Naspers Ltd., Class N	102,000	16,743,320
South Korea–4.84%
NAVER Corp.	137,204	20,378,923
Samsung Electronics Co. Ltd.	1,866,128	87,333,297
		107,712,220
Taiwan–3.47%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,207,000	77,098,529
Thailand–0.49%
Kasikornbank PCL, Foreign Shares	2,454,700	10,953,928
Turkey–2.93%
Haci Omer Sabanci Holding A.S.	21,674,815	35,278,236
Tupras-Turkiye Petrol Rafinerileri A.S.	1,585,482	29,809,537
		65,087,773

See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Shares		Value
United Arab Emirates–1.34%
Emaar Properties PJSC	27,110,100	$29,737,707
Total Common Stocks & Other Equity Interests (Cost $1,615,333,149)		2,099,588,604
Money Market Funds–6.50%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)	50,957,446	50,957,446
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)	35,365,204	35,379,350
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)	58,237,081	$58,237,081
Total Money Market Funds (Cost $144,566,714)		144,573,877
TOTAL INVESTMENTS IN SECURITIES—100.93% (Cost $1,759,899,863)		2,244,162,481
OTHER ASSETS LESS LIABILITIES–(0.93)%		(20,644,385)
NET ASSETS–100.00%		$2,223,518,096
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough to the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2020	Dividend Income
Arcos Dorados Holdings, Inc.	$43,071,609	$6,531,527	$-	$1,093,915	$-	$50,697,051	$198,294

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Derivative Investments
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$287,591,447	$—	$—	$287,591,447
China	205,815,022	301,820,765	—	507,635,787
Egypt	19,030,274	18,385,282	—	37,415,556
France	—	32,836,783	—	32,836,783
Hungary	—	39,270,594	—	39,270,594
Indonesia	—	194,503,084	—	194,503,084
Israel	—	13,093,645	—	13,093,645
Macau	—	44,238,024	—	44,238,024
Malaysia	—	23,270,560	—	23,270,560
Mexico	242,156,751	—	—	242,156,751
Nigeria	—	28,958,343	—	28,958,343
Peru	36,260,987	—	—	36,260,987
Philippines	—	31,275,984	—	31,275,984
Russia	243,727,696	30,019,886	—	273,747,582
South Africa	—	16,743,320	—	16,743,320
South Korea	—	107,712,220	—	107,712,220
Taiwan	—	77,098,529	—	77,098,529
Thailand	—	10,953,928	—	10,953,928
Turkey	—	65,087,773	—	65,087,773
United Arab Emirates	—	29,737,707	—	29,737,707
Money Market Funds	144,573,877	—	—	144,573,877
Total Investments	$1,179,156,054	$1,065,006,427	$—	$2,244,162,481
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Developing Markets Fund